Lease Liabilities	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Lease Liabilities
21.
Lease LIABILITIES

	December 31, 2025	December 31, 2024
Balance, beginning of year	152,273	167,029
Acquisitions	—	3,114
Additions	9,634	2,212
Lease payments	(42,587)	(40,510)
Renewals, remeasurements and dispositions	42,790	12,038
Tenant inducement allowances received	303	693
Accretion expense	7,520	7,697
Balance, end of year	169,933	152,273

Current portion	35,462	34,256
Long-term	134,471	118,017

During the year ended December 31, 2025, renewals, remeasurements and dispositions of $42.8 million mainly related to lease renewals for which the Company reassessed likely terms.

The following table presents the contractual undiscounted cash flows, excluding periods covered by lessee lease extension options that have been included in the determination of the lease term, related to the Company’s lease liabilities as at December 31, 2025:

December 31, 2025
Less than one year	42,427
One to three years	72,134
Three to five years	38,752
Thereafter	22,343
Minimum lease payments	175,656

The Company has short-term leases with lease terms of 12 months or less as well as low-value leases. As these costs are incurred, they are recognized as general and administrative expense. These costs were immaterial in 2025 and 2024.